SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 55,316.0
Fair Value	53,548.3
Amount At Which Shown In The Balance Sheet	53,548.3
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	50,264.0
Fair Value	46,651.9
Amount At Which Shown In The Balance Sheet	46,651.9
Fixed maturities | US Government Agencies and Authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	26,770.7
Fair Value	25,167.4
Amount At Which Shown In The Balance Sheet	25,167.4
Fixed maturities | State and local government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,180.0
Fair Value	1,977.1
Amount At Which Shown In The Balance Sheet	1,977.1
Fixed maturities | Foreign government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	16.8
Fair Value	15.5
Amount At Which Shown In The Balance Sheet	15.5
Fixed maturities | Public Utilities, Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	907.1
Fair Value	837.7
Amount At Which Shown In The Balance Sheet	837.7
Fixed maturities | Corporate And Other Debt Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	9,218.7
Fair Value	8,575.0
Amount At Which Shown In The Balance Sheet	8,575.0
Fixed maturities | Asset-backed Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	10,968.1
Fair Value	9,894.9
Amount At Which Shown In The Balance Sheet	9,894.9
Fixed maturities | Redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	202.6
Fair Value	184.3
Amount At Which Shown In The Balance Sheet	184.3
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,190.3
Fair Value	4,034.7
Amount At Which Shown In The Balance Sheet	4,034.7
Equity securities | Utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	49.6
Fair Value	123.9
Amount At Which Shown In The Balance Sheet	123.9
Equity securities | Financials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	154.2
Fair Value	516.6
Amount At Which Shown In The Balance Sheet	516.6
Equity securities | Industrials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	622.3
Fair Value	2,181.0
Amount At Which Shown In The Balance Sheet	2,181.0
Equity securities | Nonredeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,364.2
Fair Value	1,213.2
Amount At Which Shown In The Balance Sheet	1,213.2
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,861.7
Fair Value	2,861.7
Amount At Which Shown In The Balance Sheet	$ 2,861.7